Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 1,620	$ 2,141
Combined Canadian federal and provincial statutory income tax rate (%)	30.00%	28.50%
Expected federal and provincial taxes at statutory rate	$ 486	$ 610
Expected federal and provincial taxes at statutory rate Increase (decrease) resulting from:
Foreign and other statutory rate differentials	(145)	(124)
Difference between gain on sale for accounting and amounts calculated for tax purposes	0	(73)
Release of valuation allowance	0	(33)
AFUDC	(20)	(16)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(56)	(48)
Items capitalized for accounting purposes but expensed for income tax purposes	(26)	(17)
Other	(8)	(10)
Income tax expense	$ 231	$ 289
Effective tax rate (%)	14.30%	13.50%